Exhibit 99

MONTHLY SERVICER’S CERTIFICATE

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as Servicer (“TRS”), pursuant to the Pooling and Servicing Agreement, dated as of May 16, 1996, as amended and restated as of January 1, 2006 (as amended and restated and as otherwise amended and supplemented, the “Agreement”), as supplemented by the Series Supplements (as amended and supplemented, the “Series Supplements”), among TRS, as Servicer, American Express Receivables Financing Corporation II, American Express Receivables Financing Corporation III LLC and American Express Receivables Financing Corporation IV LLC, as Transferors, and The Bank of New York, as Trustee, does hereby certify as follows:

1.	Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.	TRS is, as of the date hereof, the Servicer under the Agreement.

3.	The undersigned is a Servicing Officer.

4.	This Certificate relates to the Distribution Date occurring on May 15, 2015 and covers activity from March 26, 2015 through April 30, 2015.

5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6.	As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 11th day of May.

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer

By:	/s/ Robert J. Parslow
Name:	Robert J. Parslow
Title:	Director
ABS Operations

A. Trust Activity

Trust Totals
Record Date	April 30, 2015
Number of days in Monthly Period	36 *
Beginning Number of Accounts	21,661,725
Beginning Principal Receivable Balance, including any
Additions, Removals, or Adjustments of Principal
Receivables during the Monthly Period	26,973,568,964.47
a. Addition of Principal Receivables	0.00
b. Removal of Principal Receivables	0.00
c. Adjustments to Principal Receivables	0.00
Special Funding Account Balance	0.00
Beginning Total Principal Balance	26,973,568,964.47
Finance Charge Collections (excluding Recoveries)	504,469,253.43
Collections of Discount Option Receivables	0.00
Recoveries	23,846,803.48
Total Collections of Finance Charge Receivables	528,316,056.91
Total Collections of Principal Receivables	11,041,945,356.87
Monthly Payment Rate	34.1135%
Defaulted Amount	59,570,170.29
Annualized Default Rate	2.2172%
Annualized Default Rate, Net of Recoveries	1.3296%
Trust Portfolio Yield	17.6193%
New Principal Receivables	11,368,962,920.16
Ending Number of Accounts	21,508,973
Ending Principal Receivables Balance	27,241,016,357.47
Ending Required Minimum Principal Balance	18,422,615,860.00
Ending Transferor Amount	10,023,618,357.47
Ending Special Funding Account Balance	0.00
Ending Total Principal Balance	27,241,016,357.47
Ending Total Accounts Receivable	27,867,453,977.11

*	As was previously reported, effective April 16, 2015, the definition of “Monthly Period” applicable to the Trust was amended. As a result, the April 2015 Monthly Period included an additional 6 days of activity. Therefore, the information reported for the April 2015 Monthly Period is not directly comparable to the information reported for other Monthly Periods.

B. Series Allocations

	Invested Amount	Adjusted Invested Amount	Principal Funding Account Balance	Series Required Transferor Amount	Series Allocation Percentage	Series Allocable Finance Charge Collections	Series Allocable Recoveries	Series Allocable Principal Collections	Series Allocable Defaulted Amount
Group 1
2012-2	1,785,716,000	1,785,716,000.00	0.00	125,000,120.00	10.37%	54,794,716.13	2,473,290.01	1,145,224,063.18	6,178,367.15
2012-5	714,287,000	714,287,000.00	0.00	50,000,090.00	4.15%	21,917,904.86	989,316.84	458,090,010.07	2,471,348.94
2013-3	578,035,000	578,035,000.00	0.00	40,462,450.00	3.36%	17,737,010.67	800,602.22	370,708,215.28	1,999,933.06
2014-2	1,156,070,000	1,156,070,000.00	0.00	80,924,900.00	6.71%	35,474,021.33	1,601,204.44	741,416,430.56	3,999,866.11
2014-3	1,734,105,000	1,734,105,000.00	0.00	121,387,350.00	10.07%	53,211,032.00	2,401,806.66	1,112,124,645.84	5,999,799.17
2014-4	1,156,070,000	1,156,070,000.00	0.00	80,924,900.00	6.71%	35,474,021.33	1,601,204.44	741,416,430.56	3,999,866.11
Total	7,124,283,000.00	7,124,283,000.00	0.00	498,699,810.00	41.38%	218,608,706.32	9,867,424.61	4,568,979,795.49	24,649,180.54
Group 2
2008-2	1,363,638,000	1,363,638,000.00	0.00	95,454,660.00	7.92%	41,843,247.81	1,888,694.65	874,534,949.04	4,718,026.96
2008-6	1,534,091,000	1,534,091,000.00	0.00	107,386,370.00	8.91%	47,073,600.09	2,124,779.05	983,850,695.35	5,307,774.27
2012-1	606,062,000	606,062,000.00	0.00	42,424,340.00	3.52%	18,597,019.48	839,420.77	388,682,627.12	2,096,903.18
2012-3	1,212,122,000	1,212,122,000.00	0.00	84,848,540.00	7.04%	37,193,977.60	1,678,838.76	777,363,971.60	4,193,799.43
2012-A	0	0.00	0.00	0.00	0.00%	0.00	0.00	0.00	0.00
2012-4	1,181,820,000	1,181,820,000.00	0.00	82,727,400.00	6.86%	36,264,160.38	1,636,869.25	757,930,545.70	4,088,958.08
2013-1	1,190,477,000	1,190,477,000.00	0.00	83,333,390.00	6.91%	36,529,800.52	1,648,859.55	763,482,495.01	4,118,910.28
2013-2	714,286,000	714,286,000.00	0.00	50,000,020.00	4.15%	21,917,874.18	989,315.45	458,089,368.74	2,471,345.48
2014-1	1,488,096,000	1,488,096,000.00	0.00	104,166,720.00	8.64%	45,662,242.98	2,061,074.09	954,352,958.43	5,148,636.98
2014-5	583,092,000	583,092,000.00	0.00	40,816,440.00	3.39%	17,892,184.77	807,606.37	373,951,395.10	2,017,429.68
2009-D-II	219,431,000	219,431,000.00	0.00	15,360,170.00	1.27%	6,733,242.77	303,920.95	140,726,555.29	759,205.43
Total	10,093,115,000.00	10,093,115,000.00	0.00	706,518,050.00	58.62%	309,707,350.58	13,979,378.89	6,472,965,561.38	34,920,989.77
Trust	17,217,398,000.00	17,217,398,000.00	0.00	1,205,217,860.00	100.00%	528,316,056.90	23,846,803.50	11,041,945,356.87	59,570,170.31

C. Group Allocations (1)

	Invested Amount	Investor Finance Charge Collections	Investor Monthly Interest	Investor Default Amount	Investor Monthly Fees	Investor Additional Amounts	Total	Reallocated Investor Finance Charge Collections	Investment Funding Account Proceeds	Available Excess
Group 1
2012-2	1,785,716,000.00	34,975,810.47	1,054,688.78	3,943,690.45	2,976,193.34	0.00	7,974,572.57	34,387,915.44	0.00	26,413,342.87
2012-5	714,287,000.00	13,990,335.94	361,161.21	1,577,477.51	1,190,478.33	0.00	3,129,117.05	13,694,463.07	0.00	10,565,346.02
2013-3	578,035,000.00	11,321,644.99	473,313.87	1,276,569.80	963,391.67	0.00	2,713,275.34	11,263,255.65	0.00	8,549,980.31
2014-2	1,156,070,000.00	22,643,289.98	1,189,788.78	2,553,139.59	1,926,783.34	0.00	5,669,711.71	22,769,672.34	0.00	17,099,960.63
2014-3	1,734,105,000.00	33,964,934.98	2,117,594.54	3,829,709.39	2,890,175.00	0.00	8,837,478.93	34,487,419.87	0.00	25,649,940.94
2014-4	1,156,070,000.00	22,643,289.98	1,356,696.42	2,553,139.59	1,926,783.34	0.00	5,836,619.35	22,936,579.98	0.00	17,099,960.63
Total	7,124,283,000.00	139,539,306.34	6,553,243.60	15,733,726.33	11,873,805.02	0.00	34,160,774.95	139,539,306.35	0.00	105,378,531.40
Group 2
2008-2	1,363,638,000.00	26,708,807.13	2,069,949.21	3,011,546.16	2,272,730.00	0.00	7,354,225.37	27,779,022.60	0.00	20,424,797.23
2008-6	1,534,091,000.00	30,047,536.88	2,166,903.77	3,387,985.56	2,556,818.33	0.00	8,111,707.66	31,089,578.33	0.00	22,978,033.80
2012-1	606,062,000.00	11,870,594.00	261,578.65	1,338,466.43	1,010,103.33	0.00	2,610,148.41	11,687,846.05	0.00	9,077,697.64
2012-3	1,212,122,000.00	23,741,148.84	378,711.29	2,676,928.44	2,020,203.34	0.00	5,075,843.07	23,231,208.40	0.00	18,155,365.33
2012-4	1,181,820,000.00	23,147,640.69	448,525.84	2,610,007.55	1,969,700.00	0.00	5,028,233.39	22,729,730.31	0.00	17,701,496.92
2012-A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2013-1	1,190,477,000.00	23,317,200.45	613,566.93	2,629,126.23	1,984,128.34	0.00	5,226,821.50	23,057,984.41	0.00	17,831,162.91
2013-2	714,286,000.00	13,990,316.36	372,008.45	1,577,475.30	1,190,476.67	0.00	3,139,960.42	13,838,655.17	0.00	10,698,694.75
2014-1	1,488,096,000.00	29,146,495.67	691,623.77	3,286,407.23	2,480,160.00	0.00	6,458,191.00	28,747,140.90	0.00	22,288,949.90
2014-5	583,092,000.00	11,420,693.59	235,897.14	1,287,738.00	971,820.00	0.00	2,495,455.14	11,229,104.30	0.00	8,733,649.16
Total	9,873,684,000.00	193,390,433.61	7,238,765.05	21,805,680.90	16,456,140.01	0.00	45,500,585.96	193,390,270.47	0.00	147,889,847.64
Trust Total	16,997,967,000.00	332,929,739.95	13,792,008.65	37,539,407.23	28,329,945.03	0.00	79,661,360.91	332,929,576.82	0.00	253,268,379.04

	Group Investor Finance Charge Collections	Group Expenses	Group Reallocable Investor Finance Charge Collections
Group 1	139,539,306.34	34,160,774.95	105,378,531.39
Group 2	193,390,270.48	45,500,585.96	147,889,684.52

(1)	Series 2009-D-II does not share in group allocations with other series. Therefore, certain figures set forth in section “B. Series Allocations” above, which include Series 2009-D-II, will not equal the corresponding figures set forth in this section “C. Group Allocations.”

D. Trust Performance

Delinquencies:

	Percentage of Ending Total Receivables
31-60 Days Delinquent	0.23%	65,076,003
61-90 Days Delinquent	0.20%	55,421,938
90+ Days Delinquent	0.44%	121,587,563
Total 30+ Days Delinquent	0.87%	242,085,504

E. Repurchases and Replacements

Information required by Rule 15Ga-1(a) concerning the Trust:

No activity to report for reporting period.

Most recent Form ABS-15G:

Form ABS-15G filed on February 11, 2015 under CIK number 0000949349

Series 2008-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,136,338,117.73	1,363,638,000.00	772,700,117.73
Beginning Adjusted Invested Amount	N/A	1,363,638,000.00	N/A
Floating Allocation Percentage	N/A	63.8306%	36.1694%
Principal Allocation Percentage	N/A	63.8306%	36.1694%
Collections of Finance Charge Receivables	41,843,247.81	26,708,807.13	15,134,440.68
Collections of Principal Receivables	874,534,949.04	558,221,135.01	316,313,814.03
Defaulted Amount	4,718,026.96	3,011,546.16	1,706,480.80
Ending Invested Amount / Transferor Amount	2,157,520,263.15	1,363,638,000.00	793,882,263.15

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	April 13, 2015	April 13, 2015	April 13, 2015
Coupon April 15, 2015 to May 14, 2015	1.44150%	3.93150%	5.18150%
Monthly Interest Due	1,441,500.00	245,722.03	382,727.18	2,069,949.21
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,441,500.00	245,722.03	382,727.18	2,069,949.21
Investor Default Amount	2,650,157.44	165,637.05	195,751.67	3,011,546.16
Investor Monthly Fees Due	2,000,000.00	125,001.67	147,728.33	2,272,730.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,091,657.44	536,360.75	726,207.18	7,354,225.37
Reallocated Investor Finance Charge Collections				27,779,022.60
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.4151%
Base Rate				3.8746%
Excess Spread Percentage				17.9738%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00
Distributions of Interest	1,441,500.00	245,722.03	382,727.18	2,069,949.21
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,441,500.00	245,722.03	382,727.18	2,069,949.21
Ending Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$1.20
(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.20
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$3.28
(2) The amount of the distribution in respect of Class B Monthly Interest:	$3.28
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$20,807,524.41
(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$382,727.18
(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$20,424,797.23
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$24,445,510.55
a. Class A Monthly Interest	$1,441,500.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,650,157.44
e. Excess Spread	$20,353,853.11
2. Class B Available Funds	$1,527,864.78
a. Class B Monthly Interest	$245,722.03
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,282,142.75
3. Collateral Available Funds	$1,805,647.27
a. Excess Spread	$1,805,647.27
4. Total Excess Spread	$23,441,643.13
K. Reallocated Principal Collections
1. Principal Allocation Percentage	63.8306%
2. Series 2008-2 Allocable Principal Collections	$874,534,949.04
3. Principal Allocation Percentage of Series 2008-2 Allocable Principal Collections	$558,221,135.01
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$558,221,135.01
6. Shared Principal Collections from other Series allocated to Series 2008-2	$0.00
7. Other amounts treated as Available Principal Collections:	$3,011,546.16
8. Available Principal Collections (total of items 5, 6 and 7)	$561,232,681.17
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$88,637,000.00
2. Required Collateral Invested Amount	$88,637,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$561,232,681.17

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-2
1. Excess Spread	$23,441,643.13
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$165,637.05
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Minimum Monthly Interest	$382,727.18
9. Applied to unpaid Monthly Servicing Fee	$2,272,730.00
10. Collateral Default Amount treated as Available Principal Collections	$195,751.67
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$20,424,797.23
N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-2
1. Excess Spread	$23,441,643.13
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$165,637.05
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Minimum Monthly Interest	$382,727.18
10. Applied to unpaid Monthly Servicing Fee	$2,272,730.00
11. Collateral Default Amount treated as Available Principal Collections	$195,751.67
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$20,424,797.23

O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	3.8746%
b. Prior Monthly Period	3.8675%
c. Second Prior Monthly Period	4.0913%
2. Three Month Average Base Rate	3.9445%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	18.4151%
b. Prior Monthly Period	18.6736%
c. Second Prior Monthly Period	20.3127%
4. Three Month average Series Adjusted Portfolio Yield	19.1338%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-6 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,403,377,640.82	1,534,091,000.00	869,286,640.82
Beginning Adjusted Invested Amount	N/A	1,534,091,000.00	N/A
Floating Allocation Percentage	N/A	63.8306%	36.1694%
Principal Allocation Percentage	N/A	63.8306%	36.1694%
Collections of Finance Charge Receivables	47,073,600.09	30,047,536.88	17,026,226.34
Collections of Principal Receivables	983,850,695.35	627,998,060.50	355,852,634.85
Defaulted Amount	5,307,774.27	3,387,985.56	1,919,788.71
Ending Invested Amount / Transferor Amount	2,427,207,527.23	1,534,091,000.00	893,116,527.23

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	6,750,000.00	0.00	0.00	6,750,000.00
Reserve Account Opening Balance	6,750,000.00	0.00	0.00	6,750,000.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	6,750,000.00	0.00	0.00	6,750,000.00
LIBOR Determination Date	April 13, 2015	April 13, 2015	April 13, 2015
Coupon April 15, 2015 to May 14, 2015	1.38150%	3.18150%	4.68150%
Monthly Interest Due	1,554,187.50	223,699.22	389,017.05	2,166,903.77
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,554,187.50	223,699.22	389,017.05	2,166,903.77
Investor Default Amount	2,981,427.12	186,339.19	220,219.25	3,387,985.56
Investor Monthly Fees Due	2,250,000.00	140,625.00	166,193.33	2,556,818.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,785,614.62	550,663.41	775,429.63	8,111,707.66
Reallocated Investor Finance Charge Collections				31,089,578.33
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				163.13
Series Adjusted Portfolio Yield				18.3082%
Base Rate				3.7463%
Excess Spread Percentage				17.9739%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,350,000,000.00	84,375,000.00	99,716,000.00	1,534,091,000.00
Distributions of Interest	1,554,187.50	223,699.22	389,017.05	2,166,903.77
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,554,187.50	223,699.22	389,017.05	2,166,903.77
Ending Certificates Balance	1,350,000,000.00	84,375,000.00	99,716,000.00	1,534,091,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$1.15
(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.15
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$2.65
(2) The amount of the distribution in respect of Class B Monthly Interest:	$2.65
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$23,367,050.85
(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$389,017.05
(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$22,978,033.80
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$27,358,970.86
a. Class A Monthly Interest	$1,554,187.50
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,981,427.12
e. Excess Spread	$22,823,356.24
2. Class B Available Funds	$1,709,935.68
a. Class B Monthly Interest	$223,699.22
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,486,236.46
3. Collateral Available Funds	$2,020,834.92
a. Excess Spread	$2,020,834.92
4. Total Excess Spread	$26,330,427.62
K. Reallocated Principal Collections
1. Principal Allocation Percentage	63.8306%
2. Series 2008-6 Allocable Principal Collections	$983,850,695.35
3. Principal Allocation Percentage of Series 2008-6 Allocable Principal Collections	$627,998,060.50
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$627,998,060.50
6. Shared Principal Collections from other Series allocated to Series 2008-6	$0.00
7. Other amounts treated as Available Principal Collections:	$3,387,985.56
8. Available Principal Collections (total of items 5, 6 and 7)	$631,386,046.06
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$99,716,000.00
2. Required Collateral Invested Amount	$99,716,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$631,386,046.06

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-6
1. Excess Spread	$26,330,427.62
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$186,339.19
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Minimum Monthly Interest	$389,017.05
9. Applied to unpaid Monthly Servicing Fee	$2,556,818.33
10. Collateral Default Amount treated as Available Principal Collections	$220,219.25
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$22,978,033.80
N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-6
1. Excess Spread	$26,330,427.62
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$186,339.19
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Minimum Monthly Interest	$389,017.05
10. Applied to unpaid Monthly Servicing Fee	$2,556,818.33
11. Collateral Default Amount treated as Available Principal Collections	$220,219.25
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$22,978,033.80

O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	3.7463%
b. Prior Monthly Period	3.7392%
c. Second Prior Monthly Period	3.9630%
2. Three Month Average Base Rate	3.8162%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	18.3082%
b. Prior Monthly Period	18.5495%
c. Second Prior Monthly Period	20.1890%
4. Three Month average Series Adjusted Portfolio Yield	19.0156%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2012-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	949,484,652.31	606,062,000.00	343,422,652.31
Beginning Adjusted Invested Amount	N/A	606,062,000.00	N/A
Floating Allocation Percentage	N/A	63.8306%	36.1694%
Principal Allocation Percentage	N/A	63.8306%	36.1694%
Collections of Finance Charge Receivables	18,597,019.48	11,870,594.00	6,726,425.48
Collections of Principal Receivables	388,682,627.12	248,098,555.13	140,584,071.99
Defaulted Amount	2,096,903.18	1,338,466.43	758,436.75
Ending Invested Amount / Transferor Amount	958,898,949.52	606,062,000.00	352,836,949.52

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	April 13, 2015	April 13, 2015	April 13, 2015
Coupon April 15, 2015 to May 14, 2015	0.45150%	0.98150%	1.33150%
Monthly Interest Due	188,125.00	29,742.72	43,710.93	261,578.65
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	188,125.00	29,742.72	43,710.93	261,578.65
Investor Default Amount	1,104,232.27	80,308.60	153,925.56	1,338,466.43
Investor Monthly Fees Due	833,333.33	60,606.67	116,163.33	1,010,103.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,125,690.60	170,657.99	313,799.82	2,610,148.41
Reallocated Investor Finance Charge Collections				11,687,846.05
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.3136%
Base Rate				2.5529%
Excess Spread Percentage				17.9738%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	36,364,000.00	69,698,000.00	606,062,000.00
Distributions of Interest	188,125.00	29,742.72	43,710.93	261,578.65
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	188,125.00	29,742.72	43,710.93	261,578.65
Ending Certificates Balance	500,000,000.00	36,364,000.00	69,698,000.00	606,062,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.38
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.38
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$0.82
(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.82
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$9,121,408.56
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$43,710.93
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$9,077,697.63
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$9,642,450.81
a. Class A Monthly Interest	$188,125.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,104,232.27
e. Excess Spread	$8,350,093.54
2. Class B Available Funds	$701,276.16
a. Class B Monthly Interest	$29,742.72
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$671,533.44
3. Collateral Available Funds	$1,344,119.07
a. Excess Spread	$1,344,119.07
4. Total Excess Spread	$10,365,746.05
K. Reallocated Principal Collections
1. Principal Allocation Percentage	63.8306%
2. Series 2012-1 Allocable Principal Collections	$388,682,627.12
3. Principal Allocation Percentage of Series 2012-1 Allocable Principal Collections	$248,098,555.13
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$248,098,555.13
6. Shared Principal Collections from other Series allocated to Series 2012-1	$0.00
7. Other amounts treated as Available Principal Collections:	$1,338,466.43
8. Available Principal Collections (total of items 5, 6 and 7)	$249,437,021.56
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$69,698,000.00
2. Required Collateral Invested Amount	$69,698,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$249,437,021.56

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-1
1. Excess Spread	$10,365,746.05
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$80,308.60
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$43,710.93
9. Applied to unpaid Monthly Servicing Fee	$1,010,103.33
10. Collateral Default Amount treated as Available Principal Collections	$153,925.56
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$9,077,697.63
O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	2.5529%
b. Prior Monthly Period	2.5462%
c. Second Prior Monthly Period	2.7700%
2. Three Month Average Base Rate	2.6230%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.3136%
b. Prior Monthly Period	17.3949%
c. Second Prior Monthly Period	19.0386%
4. Three Month average Series Adjusted Portfolio Yield	17.9157%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P. Reassignment Amount
Adjusted Invested Amount	$606,062,000.00
Monthly Interest	$442,935.46
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$606,504,935.46

Series 2012-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,797,584,958.94	1,785,716,000.00	1,011,868,958.94
Beginning Adjusted Invested Amount	N/A	1,785,716,000.00	N/A
Floating Allocation Percentage	N/A	63.8306%	36.1694%
Principal Allocation Percentage	N/A	63.8306%	36.1694%
Collections of Finance Charge Receivables	54,794,716.13	34,975,810.47	19,818,905.66
Collections of Principal Receivables	1,145,224,063.18	731,003,691.83	414,220,371.35
Defaulted Amount	6,178,367.15	3,943,690.45	2,234,676.70
Ending Invested Amount / Transferor Amount	2,825,323,476.04	1,785,716,000.00	1,039,607,476.04

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	7,500,000.00	0.00	0.00	7,500,000.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	7,500,000.00	0.00	0.00	7,500,000.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	7,500,000.00	0.00	0.00	7,500,000.00
LIBOR Determination Date	NA	NA	NA
Coupon April 15, 2015 to May 14, 2015	0.68000%	0.99000%	1.29000%
Monthly Interest Due	850,000.00	84,710.18	119,978.60	1,054,688.78
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	850,000.00	84,710.18	119,978.60	1,054,688.78
Investor Default Amount	3,312,696.80	226,762.93	404,230.72	3,943,690.45
Investor Monthly Fees Due	2,500,000.00	171,131.67	305,061.67	2,976,193.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,662,696.80	482,604.78	829,270.99	7,974,572.57
Reallocated Investor Finance Charge Collections				34,387,915.44
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.2855%
Base Rate				2.7464%
Excess Spread Percentage				17.7497%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,500,000,000.00	102,679,000.00	183,037,000.00	1,785,716,000.00
Distributions of Interest	850,000.00	84,710.18	119,978.60	1,054,688.78
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	850,000.00	84,710.18	119,978.60	1,054,688.78
Ending Certificates Balance	1,500,000,000.00	102,679,000.00	183,037,000.00	1,785,716,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.57
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.57
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$0.83
(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.83
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$19,033,321.47
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$119,978.60
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$18,913,342.87
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$28,885,821.24
a. Class A Monthly Interest	$850,000.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$3,312,696.80
e. Excess Spread	$24,723,124.44
2. Class B Available Funds	$1,977,311.49
a. Class B Monthly Interest	$84,710.18
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,892,601.31
3. Collateral Available Funds	$3,524,782.71
a. Excess Spread	$3,524,782.71
4. Total Excess Spread	$30,140,508.46
K. Reallocated Principal Collections
1. Principal Allocation Percentage	63.8306%
2. Series 2012-2 Allocable Principal Collections	$1,145,224,063.18
3. Principal Allocation Percentage of Series 2012-2 Allocable Principal Collections	$731,003,691.83
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$731,003,691.83
6. Shared Principal Collections from other Series allocated to Series 2012-2	$0.00
7. Other amounts treated as Available Principal Collections:	$3,943,690.45
8. Available Principal Collections (total of items 5, 6 and 7)	$734,947,382.28
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$183,037,000.00
2. Required Collateral Invested Amount	$183,037,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$734,947,382.28

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-2
1. Excess Spread	$30,140,508.46
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$226,762.93
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$119,978.60
9. Applied to unpaid Monthly Servicing Fee	$2,976,193.34
10. Collateral Default Amount treated as Available Principal Collections	$404,230.72
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$7,500,000.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$18,913,342.87
O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	2.7464%
b. Prior Monthly Period	2.7464%
c. Second Prior Monthly Period	3.0515%
2. Three Month Average Base Rate	2.8481%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.2855%
b. Prior Monthly Period	17.3622%
c. Second Prior Monthly Period	18.9323%
4. Three Month average Series Adjusted Portfolio Yield	17.8600%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P. Reassignment Amount
Adjusted Invested Amount	$1,785,716,000.00
Monthly Interest	$1,414,809.99
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$1,787,130,809.99

Series 2012-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,898,966,171.33	1,212,122,000.00	686,844,171.33
Beginning Adjusted Invested Amount	N/A	1,212,122,000.00	N/A
Floating Allocation Percentage	N/A	63.8306%	36.1694%
Principal Allocation Percentage	N/A	63.8306%	36.1694%
Collections of Finance Charge Receivables	37,193,977.60	23,741,148.84	13,452,828.76
Collections of Principal Receivables	777,363,971.60	496,196,291.55	281,167,680.05
Defaulted Amount	4,193,799.43	2,676,928.44	1,516,870.99
Ending Invested Amount / Transferor Amount	1,917,794,734.68	1,212,122,000.00	705,672,734.68

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	5,000,000.00	0.00	0.00	5,000,000.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	5,000,000.00	0.00	0.00	5,000,000.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	5,000,000.00	0.00	0.00	5,000,000.00
LIBOR Determination Date	April 13, 2015	April 13, 2015	April 13, 2015
Coupon April 15, 2015 to May 14, 2015	0.33150%	0.68150%	0.93150%
Monthly Interest Due	276,250.00	41,302.88	61,158.41	378,711.29
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	276,250.00	41,302.88	61,158.41	378,711.29
Investor Default Amount	2,208,464.53	160,615.00	307,848.91	2,676,928.44
Investor Monthly Fees Due	1,666,666.67	121,211.67	232,325.00	2,020,203.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,151,381.20	323,129.55	601,332.32	5,075,843.07
Reallocated Investor Finance Charge Collections				23,231,208.40
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.1928%
Base Rate				2.4079%
Excess Spread Percentage				17.9738%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00
Distributions of Interest	276,250.00	41,302.88	61,158.41	378,711.29
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	276,250.00	41,302.88	61,158.41	378,711.29
Ending Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.28
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.28
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$0.57
(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.57
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$13,216,523.74
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$61,158.41
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$13,155,365.33
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$19,165,734.47
a. Class A Monthly Interest	$276,250.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,208,464.53
e. Excess Spread	$16,681,019.94
2. Class B Available Funds	$1,393,866.37
a. Class B Monthly Interest	$41,302.88
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,352,563.49
3. Collateral Available Funds	$2,671,607.56
a. Excess Spread	$2,671,607.56
4. Total Excess Spread	$20,705,190.99
K. Reallocated Principal Collections
1. Principal Allocation Percentage	63.8306%
2. Series 2012-3 Allocable Principal Collections	$777,363,971.60
3. Principal Allocation Percentage of Series 2012-3 Allocable Principal Collections	$496,196,291.55
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$496,196,291.55
6. Shared Principal Collections from other Series allocated to Series 2012-3	$0.00
7. Other amounts treated as Available Principal Collections:	$2,676,928.44
8. Available Principal Collections (total of items 5, 6 and 7)	$498,873,219.99
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$139,395,000.00
2. Required Collateral Invested Amount	$139,395,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$498,873,219.99

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-3
1. Excess Spread	$20,705,190.99
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$160,615.00
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$61,158.41
9. Applied to unpaid Monthly Servicing Fee	$2,020,203.34
10. Collateral Default Amount treated as Available Principal Collections	$307,848.91
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$5,000,000.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$13,155,365.33
O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	2.4079%
b. Prior Monthly Period	2.4012%
c. Second Prior Monthly Period	2.6250%
2. Three Month Average Base Rate	2.4780%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.1928%
b. Prior Monthly Period	17.2546%
c. Second Prior Monthly Period	18.8988%
4. Three Month average Series Adjusted Portfolio Yield	17.7821%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P. Reassignment Amount
Adjusted Invested Amount	$1,212,122,000.00
Monthly Interest	$665,664.92
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$1,212,787,664.92

Series 2012-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,851,493,662.03	1,181,820,000.00	669,673,662.03
Beginning Adjusted Invested Amount	N/A	1,181,820,000.00	N/A
Floating Allocation Percentage	N/A	63.8306%	36.1694%
Principal Allocation Percentage	N/A	63.8306%	36.1694%
Collections of Finance Charge Receivables	36,264,160.38	23,147,640.69	13,116,519.69
Collections of Principal Receivables	757,930,545.70	483,791,814.08	274,138,731.62
Defaulted Amount	4,088,958.08	2,610,007.55	1,478,950.53
Ending Invested Amount / Transferor Amount	1,869,851,527.60	1,181,820,000.00	688,031,527.60

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	April 13, 2015	April 13, 2015	April 13, 2015
Coupon April 15, 2015 to May 14, 2015	0.42150%	0.73150%	0.98150%
Monthly Interest Due	342,468.75	43,225.55	62,831.54	448,525.84
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	342,468.75	43,225.55	62,831.54	448,525.84
Investor Default Amount	2,153,252.92	156,602.22	300,152.41	2,610,007.55
Investor Monthly Fees Due	1,625,000.00	118,183.33	226,516.67	1,969,700.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,120,721.67	318,011.10	589,500.62	5,028,233.39
Reallocated Investor Finance Charge Collections				22,729,730.31
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.2608%
Base Rate				2.4895%
Excess Spread Percentage				17.9738%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	975,000,000.00	70,910,000.00	135,910,000.00	1,181,820,000.00
Distributions of Interest	342,468.75	43,225.55	62,831.54	448,525.84
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	342,468.75	43,225.55	62,831.54	448,525.84
Ending Certificates Balance	975,000,000.00	70,910,000.00	135,910,000.00	1,181,820,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.35
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.35
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$0.61
(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.61
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$17,764,328.46
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$62,831.54
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$17,701,496.92
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$18,751,998.66
a. Class A Monthly Interest	$342,468.75
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,153,252.92
e. Excess Spread	$16,256,276.99
2. Class B Available Funds	$1,363,799.20
a. Class B Monthly Interest	$43,225.55
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,320,573.65
3. Collateral Available Funds	$2,613,932.45
a. Excess Spread	$2,613,932.45
4. Total Excess Spread	$20,190,783.09
K. Reallocated Principal Collections
1. Principal Allocation Percentage	63.8306%
2. Series 2012-4 Allocable Principal Collections	$757,930,545.70
3. Principal Allocation Percentage of Series 2012-4 Allocable Principal Collections	$483,791,814.08
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$483,791,814.08
6. Shared Principal Collections from other Series allocated to Series 2012-4	$0.00
7. Other amounts treated as Available Principal Collections:	$2,610,007.55
8. Available Principal Collections (total of items 5, 6 and 7)	$486,401,821.63
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$135,910,000.00
2. Required Collateral Invested Amount	$135,910,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$486,401,821.63

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-4
1. Excess Spread	$20,190,783.09
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$156,602.22
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$62,831.54
9. Applied to unpaid Monthly Servicing Fee	$1,969,700.00
10. Collateral Default Amount treated as Available Principal Collections	$300,152.41
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$17,701,496.92
O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	2.4895%
b. Prior Monthly Period	2.4828%
c. Second Prior Monthly Period	2.7067%
2. Three Month Average Base Rate	2.5597%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.2608%
b. Prior Monthly Period	17.3336%
c. Second Prior Monthly Period	18.9775%
4. Three Month average Series Adjusted Portfolio Yield	17.8573%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P. Reassignment Amount
Adjusted Invested Amount	$1,181,820,000.00
Monthly Interest	$752,918.35
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$1,182,572,918.35

Series 2012-5 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,119,034,923.57	714,287,000.00	404,747,923.57
Beginning Adjusted Invested Amount	N/A	714,287,000.00	N/A
Floating Allocation Percentage	N/A	63.8306%	36.1694%
Principal Allocation Percentage	N/A	63.8306%	36.1694%
Collections of Finance Charge Receivables	21,917,904.86	13,990,335.94	7,927,568.92
Collections of Principal Receivables	458,090,010.07	292,401,722.35	165,688,287.72
Defaulted Amount	2,471,348.94	1,577,477.51	893,871.43
Ending Invested Amount / Transferor Amount	1,130,130,339.73	714,287,000.00	415,843,339.73

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	NA	NA	NA
Coupon April 15, 2015 to May 14, 2015	0.59000%	0.77000%	1.07000%
Monthly Interest Due	295,000.00	26,354.53	39,806.68	361,161.21
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	295,000.00	26,354.53	39,806.68	361,161.21
Investor Default Amount	1,325,078.72	90,706.06	161,692.73	1,577,477.51
Investor Monthly Fees Due	1,000,000.00	68,453.33	122,025.00	1,190,478.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,620,078.72	185,513.92	323,524.41	3,129,117.05
Reallocated Investor Finance Charge Collections				13,694,463.07
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.1994%
Base Rate				2.6430%
Excess Spread Percentage				17.7497%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	600,000,000.00	41,072,000.00	73,215,000.00	714,287,000.00
Distributions of Interest	295,000.00	26,354.53	39,806.68	361,161.21
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	295,000.00	26,354.53	39,806.68	361,161.21
Ending Certificates Balance	600,000,000.00	41,072,000.00	73,215,000.00	714,287,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.49
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.49
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$0.64
(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.64
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$10,605,152.69
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$39,806.68
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$10,565,346.01
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$11,503,328.27
a. Class A Monthly Interest	$295,000.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,325,078.72
e. Excess Spread	$9,883,249.55
2. Class B Available Funds	$787,441.16
a. Class B Monthly Interest	$26,354.53
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$761,086.63
3. Collateral Available Funds	$1,403,693.63
a. Excess Spread	$1,403,693.63
4. Total Excess Spread	$12,048,029.81
K. Reallocated Principal Collections
1. Principal Allocation Percentage	63.8306%
2. Series 2012-5 Allocable Principal Collections	$458,090,010.07
3. Principal Allocation Percentage of Series 2012-5 Allocable Principal Collections	$292,401,722.35
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$292,401,722.35
6. Shared Principal Collections from other Series allocated to Series 2012-5	$0.00
7. Other amounts treated as Available Principal Collections:	$1,577,477.51
8. Available Principal Collections (total of items 5, 6 and 7)	$293,979,199.86
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$73,215,000.00
2. Required Collateral Invested Amount	$73,215,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$293,979,199.86

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-5
1. Excess Spread	$12,048,029.81
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$90,706.06
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$39,806.68
9. Applied to unpaid Monthly Servicing Fee	$1,190,478.33
10. Collateral Default Amount treated as Available Principal Collections	$161,692.73
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$10,565,346.01
O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	2.6430%
b. Prior Monthly Period	2.6430%
c. Second Prior Monthly Period	2.9366%
2. Three Month Average Base Rate	2.7408%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.1994%
b. Prior Monthly Period	17.2621%
c. Second Prior Monthly Period	18.8215%
4. Three Month average Series Adjusted Portfolio Yield	17.7610%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P. Reassignment Amount
Adjusted Invested Amount	$714,287,000.00
Monthly Interest	$472,353.91
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$714,759,353.91

Series 2012-A Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	0.00	0.00	0.00
Beginning Adjusted Invested Amount	N/A	0.00	N/A
Floating Allocation Percentage	N/A	0.0000%	100.0000%
Principal Allocation Percentage	N/A	0.0000%	100.0000%
Collections of Finance Charge Receivables	0.00	0.00	0.00
Collections of Principal Receivables	0.00	0.00	0.00
Defaulted Amount	0.00	0.00	0.00
Ending Invested Amount / Transferor Amount	0.00	0.00	0.00

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account Withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Increase LIBOR Determination Date	N/A	N/A	N/A
Coupon (4/15/15 to 5/14/15)	N/A	N/A	N/A
Monthly Interest Due	0.00	0.00	0.00	0.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	0.00	0.00	0.00	0.00
Investor Default Amount	0.00	0.00	0.00	0.00
Investor Monthly Fees Due	0.00	0.00	0.00	0.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Additional Transaction Costs (not included in Monthly Interest)	0.00	0.00	0.00
Total Due	0.00	0.00	0.00	0.00
Reallocated Investor Finance Charge Collections				0.00
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				0.0000%
Base Rate				0.0000%
Excess Spread Percentage				0.0000%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	0.00	0.00	0.00	0.00
Invested Amount Increases	0.00	0.00	0.00	0.00
Distributions of Interest	0.00	0.00	0.00	0.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	0.00	0.00	0.00	0.00
Ending Certificates Balance	0.00	0.00	0.00	0.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 certificate principal amount.
1. The total amount of the distribution:	$0.00
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.00
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
6. The amount of the distribution in respect of Class A Additional Transaction Costs (not included in Class A Monthly Interest):	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F. Information regarding distributions in respect of the Class B Certificates per $1,000 certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.00
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.00
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
6. The amount of the distribution in respect of Class B Additional Transaction Costs (not included in Class B Monthly Interest):	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Class B Invested Amount:	$0.00
2. The amount of the reductions in the Class B Invested Amount per $1,000 certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H.Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$0.00
2. The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$0.00
3. The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$0.00
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$0.00
a. Class A Monthly Interest	$0.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$0.00
e. Excess Spread	$0.00
2. Class B Available Funds	$0.00
a. Class B Monthly Interest	$0.00
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$0.00
3. Collateral Available Funds	$0.00
a. Excess Spread	$0.00
4. Total Excess Spread	$0.00
K. Reallocated Principal Collections
1. Principal Allocation Percentage	0.0000%
2. Series 2012-A Allocable Principal Collections	$0.00
3. Principal Allocation Percentage of Series 2012-A Allocable Principal Collections	$0.00
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$0.00
6. Shared Principal Collections from other Series allocated to Series 2012-A	$0.00
7. Other amounts treated as Available Principal Collections	$0.00
8. Available Principal Collections (total of items 5, 6 & 7)	$0.00
L. Application of Available Principal Collections during Revolving Period
1. Treated as Shared Principal Collections	$0.00
M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread, Excess Finance Charge Collections and Available Interest Reserve Account Amount Allocated to Series 2012-A
1. Excess Spread	$0.00
2. Excess Finance Charge Collections	$0.00
3. Available Interest Reserve Account Amount	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$0.00
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Senior Minimum Monthly Interest	$0.00
10. Applied to unpaid Monthly Servicing Fee	$0.00
11. Collateral Default Amount treated as Available Principal Collections	$0.00
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Applied to pay Class A Additional Transaction Costs (not included in Class A Monthly Interest)	$0.00
15. Applied to pay Class B Additional Transaction Costs (not included in Class B Monthly Interest)	$0.00
16. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$0.00
17. Available Excess Overpayment Account Amount distributed to Collateral Interest Holder(s)	$0.00
O. Funding of Interest Reserve Account and Payment of Additional Transaction Costs
1. Interest Reserve Account Opening Balance	$0.00
2. Excess of Excess Finance Charge Collections over aggregate Finanace Charge Shortfalls	$0.00
3. Deposited to Interest Reserve Account	$0.00
4. Remaining Excess Finance Charge Collections distributed to the holders of the Transferor Certificates	$0.00
P. Funding of Excess Overpayment Account Amount
1. Excess Overpayment Account Opening Balance	$0.00
2. Amount deposited into Excess Overpayment Account in respect of Class A Certificates	$0.00
3. Amount deposited into Excess Overpayment Account in respect of Class B Certificates	$0.00
4. Remaining Excess Finance Charge Collections distributed to the holders of the Transferor Certificates	$0.00
5. Available Excess Overpayment Account Amount distributed to the Collateral Interest Holder	$0.00

Q. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	0.0000%
b. Prior Monthly Period	N/A
c. Second Prior Monthly Period	N/A
2. Three Month Average Base Rate	N/A
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	0.0000%
b. Prior Monthly Period	N/A
c. Second Prior Monthly Period	N/A
4. Three Month average Series Adjusted Portfolio Yield	N/A
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average base rate:?	N/A
R. Reassignment Amount
1. Adjusted Invested Amount	0.00
2. Monthly Interest	0.00
3. Monthly Interest previously due but not paid	0.00
4. Additional Interest	0.00
5. Additional Interest previously due but not paid	0.00
6. Reassignment Amount	0.00

Series 2013-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,865,056,117.08	1,190,477,000.00	674,579,117.08
Beginning Adjusted Invested Amount	N/A	1,190,477,000.00	N/A
Floating Allocation Percentage	N/A	63.8306%	36.1694%
Principal Allocation Percentage	N/A	63.8306%	36.1694%
Collections of Finance Charge Receivables	36,529,800.52	23,317,200.45	13,212,600.07
Collections of Principal Receivables	763,482,495.01	487,335,658.10	276,146,836.91
Defaulted Amount	4,118,910.28	2,629,126.23	1,489,784.05
Ending Invested Amount / Transferor Amount	1,883,548,456.64	1,190,477,000.00	693,071,456.64

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	April 13, 2015	April 13, 2015	April 13, 2015
Coupon April 15, 2015 to May 14, 2015	0.60150%	0.88150%	1.13150%
Monthly Interest Due	501,250.00	39,353.10	72,963.83	613,566.93
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	501,250.00	39,353.10	72,963.83	613,566.93
Investor Default Amount	2,208,464.53	118,311.86	302,349.84	2,629,126.23
Investor Monthly Fees Due	1,666,666.67	89,286.67	228,175.00	1,984,128.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,376,381.20	246,951.63	603,488.67	5,226,821.50
Reallocated Investor Finance Charge Collections				23,057,984.41
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.3986%
Base Rate				2.6548%
Excess Spread Percentage				17.9738%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	53,572,000.00	136,905,000.00	1,190,477,000.00
Distributions of Interest	501,250.00	39,353.10	72,963.83	613,566.93
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	501,250.00	39,353.10	72,963.83	613,566.93
Ending Certificates Balance	1,000,000,000.00	53,572,000.00	136,905,000.00	1,190,477,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.50
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.50
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$0.73
(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.73
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$17,904,126.74
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$72,963.83
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$17,831,162.91
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$19,368,693.73
a. Class A Monthly Interest	$501,250.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,208,464.53
e. Excess Spread	$16,658,979.20
2. Class B Available Funds	$1,037,619.66
a. Class B Monthly Interest	$39,353.10
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$998,266.56
3. Collateral Available Funds	$2,651,671.02
a. Excess Spread	$2,651,671.02
4. Total Excess Spread	$20,308,916.78
K. Reallocated Principal Collections
1. Principal Allocation Percentage	63.8306%
2. Series 2013-1 Allocable Principal Collections	$763,482,495.01
3. Principal Allocation Percentage of Series 2013-1 Allocable Principal Collections	$487,335,658.10
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$487,335,658.10
6. Shared Principal Collections from other Series allocated to Series 2013-1	$0.00
7. Other amounts treated as Available Principal Collections:	$2,629,126.23
8. Available Principal Collections (total of items 5, 6 and 7)	$489,964,784.33
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$136,905,000.00
2. Required Collateral Invested Amount	$136,905,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$489,964,784.33

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2013-1
1. Excess Spread	$20,308,916.78
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$118,311.86
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$72,963.83
9. Applied to unpaid Monthly Servicing Fee	$1,984,128.34
10. Collateral Default Amount treated as Available Principal Collections	$302,349.84
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$17,831,162.91
O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	2.6548%
b. Prior Monthly Period	2.6481%
c. Second Prior Monthly Period	2.8720%
2. Three Month Average Base Rate	2.7250%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.3986%
b. Prior Monthly Period	17.4935%
c. Second Prior Monthly Period	19.1369%
4. Three Month average Series Adjusted Portfolio Yield	18.0097%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P. Reassignment Amount
Adjusted Invested Amount	$1,190,477,000.00
Monthly Interest	$870,586.60
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$1,191,347,586.60

Series 2013-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,119,033,356.92	714,286,000.00	404,747,356.92
Beginning Adjusted Invested Amount	N/A	714,286,000.00	N/A
Floating Allocation Percentage	N/A	63.8306%	36.1694%
Principal Allocation Percentage	N/A	63.8306%	36.1694%
Collections of Finance Charge Receivables	21,917,874.18	13,990,316.36	7,927,557.82
Collections of Principal Receivables	458,089,368.74	292,401,312.99	165,688,055.75
Defaulted Amount	2,471,345.48	1,577,475.30	893,870.18
Ending Invested Amount / Transferor Amount	1,130,128,757.55	714,286,000.00	415,842,757.55

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	April 13, 2015	April 13, 2015	April 13, 2015
Coupon April 15, 2015 to May 14, 2015	0.60150%	0.88150%	1.23150%
Monthly Interest Due	300,750.00	23,611.71	47,646.74	372,008.45
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	300,750.00	23,611.71	47,646.74	372,008.45
Investor Default Amount	1,325,078.72	70,986.68	181,409.90	1,577,475.30
Investor Monthly Fees Due	1,000,000.00	53,571.67	136,905.00	1,190,476.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,625,828.72	148,170.06	365,961.64	3,139,960.42
Reallocated Investor Finance Charge Collections				13,838,655.17
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.4041%
Base Rate				2.6614%
Excess Spread Percentage				17.9738%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	600,000,000.00	32,143,000.00	82,143,000.00	714,286,000.00
Distributions of Interest	300,750.00	23,611.71	47,646.74	372,008.45
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	300,750.00	23,611.71	47,646.74	372,008.45
Ending Certificates Balance	600,000,000.00	32,143,000.00	82,143,000.00	714,286,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.50
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.50
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$0.73
(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.73
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$10,746,341.49
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$47,646.74
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$10,698,694.75
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$11,624,465.69
a. Class A Monthly Interest	$300,750.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,325,078.72
e. Excess Spread	$9,998,636.97
2. Class B Available Funds	$622,742.00
a. Class B Monthly Interest	$23,611.71
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$599,130.29
3. Collateral Available Funds	$1,591,447.48
a. Excess Spread	$1,591,447.48
4. Total Excess Spread	$12,189,214.74
K. Reallocated Principal Collections
1. Principal Allocation Percentage	63.8306%
2. Series 2013-2 Allocable Principal Collections	$458,089,368.74
3. Principal Allocation Percentage of Series 2013-2 Allocable Principal Collections	$292,401,312.99
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$292,401,312.99
6. Shared Principal Collections from other Series allocated to Series 2013-2	$0.00
7. Other amounts treated as Available Principal Collections:	$1,577,475.30
8. Available Principal Collections (total of items 5, 6 and 7)	$293,978,788.29
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$82,143,000.00
2. Required Collateral Invested Amount	$82,143,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$293,978,788.29

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2013-2
1. Excess Spread	$12,189,214.74
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$70,986.68
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$47,646.74
9. Applied to unpaid Monthly Servicing Fee	$1,190,476.67
10.Collateral Default Amount treated as Available Principal Collections	$181,409.90
11.Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12.Deposited to Reserve Account	$0.00
13.Remaining Excess Spread distributed to Collateral Interest Holder(s)	$10,698,694.75
O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	2.6614%
b. Prior Monthly Period	2.6547%
c. Second Prior Monthly Period	2.8786%
2. Three Month Average Base Rate	2.7316%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.4041%
b. Prior Monthly Period	17.4999%
c. Second Prior Monthly Period	19.1433%
4. Three Month average Series Adjusted Portfolio Yield	18.0158%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P. Reassignment Amount
Adjusted Invested Amount	$714,286,000.00
Monthly Interest	$526,222.84
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$714,812,222.84

Series 2013-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	905,576,262.82	578,035,000.00	327,541,262.82
Beginning Adjusted Invested Amount	N/A	578,035,000.00	N/A
Floating Allocation Percentage	N/A	63.8306%	36.1694%
Principal Allocation Percentage	N/A	63.8306%	36.1694%
Collections of Finance Charge Receivables	17,737,010.67	11,321,644.99	6,415,365.68
Collections of Principal Receivables	370,708,215.28	236,625,375.48	134,082,839.80
Defaulted Amount	1,999,933.06	1,276,569.80	723,363.26
Ending Invested Amount / Transferor Amount	914,555,201.09	578,035,000.00	336,520,201.09

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve
Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	NA	NA	NA
Coupon April 15, 2015 to May 14, 2015	0.98000%	1.28000%	1.58000%
Monthly Interest Due	408,333.33	23,121.07	41,859.47	473,313.87
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	408,333.33	23,121.07	41,859.47	473,313.87
Investor Default Amount	1,104,232.27	47,870.68	124,466.85	1,276,569.80
Investor Monthly Fees Due	833,333.33	36,126.67	93,931.67	963,391.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,345,898.93	107,118.42	260,257.99	2,713,275.34
Reallocated Investor Finance Charge Collections				11,263,255.65
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.5169%
Base Rate				3.0240%
Excess Spread Percentage				17.7497%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	21,676,000.00	56,359,000.00	578,035,000.00
Distributions of Interest	408,333.33	23,121.07	41,859.47	473,313.87
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	408,333.33	23,121.07	41,859.47	473,313.87
Ending Certificates Balance	500,000,000.00	21,676,000.00	56,359,000.00	578,035,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.82
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.82
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$1.07
(2) The amount of the distribution in respect of Class B Monthly Interest:	$1.07
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$8,591,839.78
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$41,859.47
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$8,549,980.31
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$9,742,710.78
a. Class A Monthly Interest	$408,333.33
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,104,232.27
e. Excess Spread	$8,230,145.18
2. Class B Available Funds	$422,366.00
a. Class B Monthly Interest	$23,121.07
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$399,244.93
3. Collateral Available Funds	$1,098,178.87
a. Excess Spread	$1,098,178.87
4. Total Excess Spread	$9,727,568.98
K. Reallocated Principal Collections
1. Principal Allocation Percentage	63.8306%
2. Series 2013-3 Allocable Principal Collections	$370,708,215.28
3. Principal Allocation Percentage of Series 2013-3 Allocable Principal Collections	$236,625,375.48
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$236,625,375.48
6. Shared Principal Collections from other Series allocated to Series 2013-3	$0.00
7. Other amounts treated as Available Principal Collections:	$1,276,569.80
8. Available Principal Collections (total of items 5, 6 and 7)	$237,901,945.28
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$56,359,000.00
2. Required Collateral Invested Amount	$56,359,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$237,901,945.28

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2013-3
1. Excess Spread	$9,727,568.98
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$47,870.68
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$41,859.47
9. Applied to unpaid Monthly Servicing Fee	$963,391.67
10. Collateral Default Amount treated as Available Principal Collections	$124,466.85
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$8,549,980.31
O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	3.0240%
b. Prior Monthly Period	3.0240%
c. Second Prior Monthly Period	3.3600%
2. Three Month Average Base Rate	3.1360%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.5169%
b. Prior Monthly Period	17.6309%
c. Second Prior Monthly Period	19.2298%
4. Three Month average Series Adjusted Portfolio Yield	18.1259%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P. Reassignment Amount
Adjusted Invested Amount	$578,035,000.00
Monthly Interest	$578,337.80
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$578,613,337.80

Series 2014-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,331,319,754.69	1,488,096,000.00	843,223,754.69
Beginning Adjusted Invested Amount	N/A	1,488,096,000.00	N/A
Floating Allocation Percentage	N/A	63.8306%	36.1694%
Principal Allocation Percentage	N/A	63.8306%	36.1694%
Collections of Finance Charge Receivables	45,662,242.98	29,146,495.67	16,515,747.31
Collections of Principal Receivables	954,352,958.43	609,169,470.28	345,183,488.15
Defaulted Amount	5,148,636.98	3,286,407.23	1,862,229.75
Ending Invested Amount / Transferor Amount	2,354,435,175.25	1,488,096,000.00	866,339,175.25

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	April 13, 2015	April 13, 2015	April 13, 2015
Coupon April 15, 2015 to May 14, 2015	0.55150%	0.68150%	0.98150%
Monthly Interest Due	574,479.17	38,029.97	79,114.63	691,623.77
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	574,479.17	38,029.97	79,114.63	691,623.77
Investor Default Amount	2,760,580.66	147,887.62	377,938.95	3,286,407.23
Investor Monthly Fees Due	2,083,333.33	111,606.67	285,220.00	2,480,160.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,418,393.16	297,524.26	742,273.58	6,458,191.00
Reallocated Investor Finance Charge Collections				28,747,140.90
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.3472%
Base Rate				2.5932%
Excess Spread Percentage				17.9738%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,250,000,000.00	66,964,000.00	171,132,000.00	1,488,096,000.00
Distributions of Interest	574,479.17	38,029.97	79,114.63	691,623.77
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	574,479.17	38,029.97	79,114.63	691,623.77
Ending Certificates Balance	1,250,000,000.00	66,964,000.00	171,132,000.00	1,488,096,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.46
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.46
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$0.57
(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.57
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$22,368,064.53
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$79,114.63
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$22,288,949.90
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$24,147,585.99
a. Class A Monthly Interest	$574,479.17
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,760,580.66
e. Excess Spread	$20,812,526.16
2. Class B Available Funds	$1,293,615.16
a. Class B Monthly Interest	$38,029.97
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,255,585.19
3. Collateral Available Funds	$3,305,939.75
a. Excess Spread	$3,305,939.75
4. Total Excess Spread	$25,374,051.10
K. Reallocated Principal Collections
1. Principal Allocation Percentage	63.8306%
2. Series 2014-1 Allocable Principal Collections	$954,352,958.43
3. Principal Allocation Percentage of Series 2014-1 Allocable Principal Collections	$609,169,470.28
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$609,169,470.28
6. Shared Principal Collections from other Series allocated to Series 2014-1	$0.00
7. Other amounts treated as Available Principal Collections:	$3,286,407.23
8. Available Principal Collections (total of items 5, 6 and 7)	$612,455,877.51
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$171,132,000.00
2. Required Collateral Invested Amount	$171,132,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$612,455,877.51

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2014-1
1. Excess Spread	$25,374,051.10
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$147,887.62
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$79,114.63
9. Applied to unpaid Monthly Servicing Fee	$2,480,160.00
10. Collateral Default Amount treated as Available Principal Collections	$377,938.95
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$22,288,949.90
O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	2.5932%
b. Prior Monthly Period	2.5865%
c. Second Prior Monthly Period	2.8104%
2. Three Month Average Base Rate	2.6634%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.3472%
b. Prior Monthly Period	17.4339%
c. Second Prior Monthly Period	19.0775%
4. Three Month average Series Adjusted Portfolio Yield	17.9529%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P. Reassignment Amount
Adjusted Invested Amount	$1,488,096,000.00
Monthly Interest	$966,395.23
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$1,489,062,395.23

Series 2014-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,811,152,525.65	1,156,070,000.00	655,082,525.65
Beginning Adjusted Invested Amount	N/A	1,156,070,000.00	N/A
Floating Allocation Percentage	N/A	63.8306%	36.1694%
Principal Allocation Percentage	N/A	63.8306%	36.1694%
Collections of Finance Charge Receivables	35,474,021.33	22,643,289.98	12,830,731.35
Collections of Principal Receivables	741,416,430.56	473,250,750.97	268,165,679.59
Defaulted Amount	3,999,866.11	2,553,139.59	1,446,726.52
Ending Invested Amount / Transferor Amount	1,829,110,402.19	1,156,070,000.00	673,040,402.19

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	NA	NA	NA
Coupon April 15, 2015 to May 14, 2015	1.26000%	1.42000%	1.67000%
Monthly Interest Due	1,050,000.00	51,301.05	88,487.73	1,189,788.78
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,050,000.00	51,301.05	88,487.73	1,189,788.78
Investor Default Amount	2,208,464.53	95,743.56	248,931.50	2,553,139.59
Investor Monthly Fees Due	1,666,666.67	72,255.00	187,861.67	1,926,783.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,925,131.20	219,299.61	525,280.90	5,669,711.71
Reallocated Investor Finance Charge Collections				22,769,672.34
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.7302%
Base Rate				3.2799%
Excess Spread Percentage				17.7497%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	43,353,000.00	112,717,000.00	1,156,070,000.00
Distributions of Interest	1,050,000.00	51,301.05	88,487.73	1,189,788.78
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,050,000.00	51,301.05	88,487.73	1,189,788.78
Ending Certificates Balance	1,000,000,000.00	43,353,000.00	112,717,000.00	1,156,070,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$1.05
(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.05
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$1.18
(2) The amount of the distribution in respect of Class B Monthly Interest:	$1.18
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$17,188,448.36
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$88,487.73
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$17,099,960.63
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$19,695,755.74
a. Class A Monthly Interest	$1,050,000.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,208,464.53
e. Excess Spread	$16,437,291.21
2. Class B Available Funds	$853,870.10
a. Class B Monthly Interest	$51,301.05
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$802,569.05
3. Collateral Available Funds	$2,220,046.50
a. Excess Spread	$2,220,046.50
4. Total Excess Spread	$19,459,906.76
K. Reallocated Principal Collections
1. Principal Allocation Percentage	63.8306%
2. Series 2014-2 Allocable Principal Collections	$741,416,430.56
3. Principal Allocation Percentage of Series 2014-2 Allocable Principal Collections	$473,250,750.97
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$473,250,750.97
6. Shared Principal Collections from other Series allocated to Series 2014-2	$0.00
7. Other amounts treated as Available Principal Collections:	$2,553,139.59
8. Available Principal Collections (total of items 5, 6 and 7)	$475,803,890.56
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$112,717,000.00
2. Required Collateral Invested Amount	$112,717,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$475,803,890.56

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2014-2
1. Excess Spread	$19,459,906.76
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$95,743.56
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$88,487.73
9. Applied to unpaid Monthly Servicing Fee	$1,926,783.34
10. Collateral Default Amount treated as Available Principal Collections	$248,931.50
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$17,099,960.63
O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	3.2799%
b. Prior Monthly Period	3.2799%
c. Second Prior Monthly Period	3.6444%
2. Three Month Average Base Rate	3.4014%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.7302%
b. Prior Monthly Period	17.8785%
c. Second Prior Monthly Period	19.5040%
4. Three Month average Series Adjusted Portfolio Yield	18.3709%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P. Reassignment Amount
Adjusted Invested Amount	$1,156,070,000.00
Monthly Interest	$1,343,329.41
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$1,157,413,329.41

Series 2014-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,716,728,788.47	1,734,105,000.00	982,623,788.47
Beginning Adjusted Invested Amount	N/A	1,734,105,000.00	N/A
Floating Allocation Percentage	N/A	63.8306%	36.1694%
Principal Allocation Percentage	N/A	63.8306%	36.1694%
Collections of Finance Charge Receivables	53,211,032.00	33,964,934.98	19,246,097.02
Collections of Principal Receivables	1,112,124,645.84	709,876,126.45	402,248,519.39
Defaulted Amount	5,999,799.17	3,829,709.39	2,170,089.78
Ending Invested Amount / Transferor Amount	2,743,665,603.28	1,734,105,000.00	1,009,560,603.28

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	NA	NA	NA
Coupon April 15, 2015 to May 14, 2015	1.49000%	1.73000%	2.03000%
Monthly Interest Due	1,862,500.00	93,750.14	161,344.40	2,117,594.54
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,862,500.00	93,750.14	161,344.40	2,117,594.54
Investor Default Amount	3,312,696.80	143,614.24	373,398.35	3,829,709.39
Investor Monthly Fees Due	2,500,000.00	108,381.67	281,793.33	2,890,175.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,675,196.80	345,746.05	816,536.08	8,837,478.93
Reallocated Investor Finance Charge Collections	34,487,419.87
Interest and Principal Funding Investment Proceeds	0.00
Interest on Reserve Account	0.00
Series Adjusted Portfolio Yield	17.9248%
Base Rate	3.5135%
Excess Spread Percentage	17.7497%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,500,000,000.00	65,029,000.00	169,076,000.00	1,734,105,000.00
Distributions of Interest	1,862,500.00	93,750.14	161,344.40	2,117,594.54
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,862,500.00	93,750.14	161,344.40	2,117,594.54
Ending Certificates Balance	1,500,000,000.00	65,029,000.00	169,076,000.00	1,734,105,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$1.24
(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.24
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$1.44
(2) The amount of the distribution in respect of Class B Monthly Interest:	$1.44
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$25,811,285.34
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$161,344.40
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$25,649,940.94
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$29,831,601.78
a. Class A Monthly Interest	$1,862,500.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$3,312,696.80
e. Excess Spread	$24,656,404.98
2. Class B Available Funds	$1,293,279.49
a. Class B Monthly Interest	$93,750.14
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,199,529.35
3. Collateral Available Funds	$3,362,538.60
a. Excess Spread	$3,362,538.60
4. Total Excess Spread	$29,218,472.93
K. Reallocated Principal Collections
1. Principal Allocation Percentage	63.8306%
2. Series 2014-3 Allocable Principal Collections	$1,112,124,645.84
3. Principal Allocation Percentage of Series 2014-3 Allocable Principal Collections	$709,876,126.45
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$709,876,126.45
6. Shared Principal Collections from other Series allocated to Series 2014-3	$0.00
7. Other amounts treated as Available Principal Collections:	$3,829,709.39
8. Available Principal Collections (total of items 5, 6 and 7)	$713,705,835.84
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$169,076,000.00
2. Required Collateral Invested Amount	$169,076,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$713,705,835.84

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2014-3
1. Excess Spread	$29,218,472.93
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$143,614.24
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$161,344.40
9. Applied to unpaid Monthly Servicing Fee	$2,890,175.00
10. Collateral Default Amount treated as Available Principal Collections	$373,398.35
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$25,649,940.94
O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	3.5135%
b. Prior Monthly Period	3.5135%
c. Second Prior Monthly Period	3.9039%
2. Three Month Average Base Rate	3.6436%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.9248%
b. Prior Monthly Period	18.1046%
c. Second Prior Monthly Period	19.7542%
4. Three Month average Series Adjusted Portfolio Yield	18.5945%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P. Reassignment Amount
Adjusted Invested Amount	$1,734,105,000.00
Monthly Interest	$2,451,087.04
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$1,736,556,087.04

Series 2014-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,811,152,525.65	1,156,070,000.00	655,082,525.65
Beginning Adjusted Invested Amount	N/A	1,156,070,000.00	N/A
Floating Allocation Percentage	N/A	63.8306%	36.1694%
Principal Allocation Percentage	N/A	63.8306%	36.1694%
Collections of Finance Charge Receivables	35,474,021.33	22,643,289.98	12,830,731.35
Collections of Principal Receivables	741,416,430.56	473,250,750.97	268,165,679.59
Defaulted Amount	3,999,866.11	2,553,139.59	1,446,726.52
Ending Invested Amount / Transferor Amount	1,829,110,402.19	1,156,070,000.00	673,040,402.19

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	NA	NA	NA
Coupon April 15, 2015 to May 14, 2015	1.43000%	1.62000%	2.01000%
Monthly Interest Due	1,191,666.67	58,526.55	106,503.20	1,356,696.42
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,191,666.67	58,526.55	106,503.20	1,356,696.42
Investor Default Amount	2,208,464.53	95,743.56	248,931.50	2,553,139.59
Investor Monthly Fees Due	1,666,666.67	72,255.00	187,861.67	1,926,783.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,066,797.87	226,525.11	543,296.37	5,836,619.35
Reallocated Investor Finance Charge Collections	22,936,579.98
Interest and Principal Funding Investment Proceeds	0.00
Interest on Reserve Account	0.00
Series Adjusted Portfolio Yield	17.8766%
Base Rate	3.4556%
Excess Spread Percentage	17.7497%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	43,353,000.00	112,717,000.00	1,156,070,000.00
Distributions of Interest	1,191,666.67	58,526.55	106,503.20	1,356,696.42
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,191,666.67	58,526.55	106,503.20	1,356,696.42
Ending Certificates Balance	1,000,000,000.00	43,353,000.00	112,717,000.00	1,156,070,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$1.19
(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.19
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$1.35
(2) The amount of the distribution in respect of Class B Monthly Interest:	$1.35
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$17,206,463.83
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$106,503.20
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$17,099,960.63
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$19,840,130.77
a. Class A Monthly Interest	$1,191,666.67
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,208,464.53
e. Excess Spread	$16,439,999.57
2. Class B Available Funds	$860,129.19
a. Class B Monthly Interest	$58,526.55
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$801,602.64
3. Collateral Available Funds	$2,236,320.02
a. Excess Spread	$2,236,320.02
4. Total Excess Spread	$19,477,922.23
K. Reallocated Principal Collections
1. Principal Allocation Percentage	63.8306%
2. Series 2014-4 Allocable Principal Collections	$741,416,430.56
3. Principal Allocation Percentage of Series 2014-4 Allocable Principal Collections	$473,250,750.97
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$473,250,750.97
6. Shared Principal Collections from other Series allocated to Series 2014-4	$0.00
7. Other amounts treated as Available Principal Collections:	$2,553,139.59
8. Available Principal Collections (total of items 5, 6 and 7)	$475,803,890.56
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$112,717,000.00
2. Required Collateral Invested Amount	$112,717,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$475,803,890.56

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2014-4
1. Excess Spread	$19,477,922.23
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$95,743.56
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$106,503.20
9. Applied to unpaid Monthly Servicing Fee	$1,926,783.34
10. Collateral Default Amount treated as Available Principal Collections	$248,931.50
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$17,099,960.63
O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	3.4556%
b. Prior Monthly Period	3.4556%
c. Second Prior Monthly Period	3.8395%
2. Three Month Average Base Rate	3.5836%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.8766%
b. Prior Monthly Period	18.0485%
c. Second Prior Monthly Period	19.6922%
4. Three Month average Series Adjusted Portfolio Yield	18.5391%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P. Reassignment Amount
Adjusted Invested Amount	$1,156,070,000.00
Monthly Interest	$1,566,330.55
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$1,157,636,330.55

Series 2014-5 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	913,498,792.01	583,092,000.00	330,406,792.01
Beginning Adjusted Invested Amount	N/A	583,092,000.00	N/A
Floating Allocation Percentage	N/A	63.8306%	36.1694%
Principal Allocation Percentage	N/A	63.8306%	36.1694%
Collections of Finance Charge Receivables	17,892,184.77	11,420,693.59	6,471,491.18
Collections of Principal Receivables	373,951,395.10	238,695,517.48	135,255,877.62
Defaulted Amount	2,017,429.68	1,287,738.00	729,691.68
Ending Invested Amount / Transferor Amount	922,556,283.47	583,092,000.00	339,464,283.47

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	April 13, 2015	April 13, 2015	April 13, 2015
Coupon April 15, 2015 to May 14, 2015	0.47150%	0.63150%	0.98150%
Monthly Interest Due	196,458.33	8,438.95	30,999.86	235,897.14
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	196,458.33	8,438.95	30,999.86	235,897.14
Investor Default Amount	1,104,232.26	35,414.94	148,090.80	1,287,738.00
Investor Monthly Fees Due	833,333.33	26,726.67	111,760.00	971,820.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,134,023.92	70,580.56	290,850.66	2,495,455.14
Reallocated Investor Finance Charge Collections	11,229,104.30
Interest and Principal Funding Investment Proceeds	0.00
Interest on Reserve Account	0.00
Series Adjusted Portfolio Yield	17.2862%
Base Rate	2.5200%
Excess Spread Percentage	17.9738%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	16,036,000.00	67,056,000.00	583,092,000.00
Distributions of Interest	196,458.33	8,438.95	30,999.86	235,897.14
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	196,458.33	8,438.95	30,999.86	235,897.14
Ending Certificates Balance	500,000,000.00	16,036,000.00	67,056,000.00	583,092,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.39
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.39
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$0.53
(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.53
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$8,764,649.02
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$30,999.86
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$8,733,649.16
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$9,628,930.17
a. Class A Monthly Interest	$196,458.33
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,104,232.26
e. Excess Spread	$8,328,239.58
2. Class B Available Funds	$308,819.05
a. Class B Monthly Interest	$8,438.95
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$300,380.10
3. Collateral Available Funds	$1,291,355.08
a. Excess Spread	$1,291,355.08
4. Total Excess Spread	$9,919,974.76
K. Reallocated Principal Collections
1. Principal Allocation Percentage	63.8306%
2. Series 2014-5 Allocable Principal Collections	$373,951,395.10
3. Principal Allocation Percentage of Series 2014-5 Allocable Principal Collections	$238,695,517.48
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$238,695,517.48
6. Shared Principal Collections from other Series allocated to Series 2014-5	$0.00
7. Other amounts treated as Available Principal Collections:	$1,287,738.00
8. Available Principal Collections (total of items 5, 6 and 7)	$239,983,255.48
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$67,056,000.00
2. Required Collateral Invested Amount	$67,056,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$239,983,255.48

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2014-5
1. Excess Spread	$9,919,974.76
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$35,414.94
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$30,999.86
9. Applied to unpaid Monthly Servicing Fee	$971,820.00
10. Collateral Default Amount treated as Available Principal Collections	$148,090.80
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$8,733,649.16
O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	2.5200%
b. Prior Monthly Period	2.5133%
c. Second Prior Monthly Period	2.7371%
2. Three Month Average Base Rate	2.5901%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.2862%
b. Prior Monthly Period	17.3631%
c. Second Prior Monthly Period	19.0069%
4. Three Month average Series Adjusted Portfolio Yield	17.8854%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P. Reassignment Amount
Adjusted Invested Amount	$583,092,000.00
Monthly Interest	$337,490.17
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$583,429,490.17

Series 2009-D-II Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	343,770,714.45	219,431,000.00	124,339,714.45
Beginning Adjusted Invested Amount	N/A	219,431,000.00	N/A
Floating Allocation Percentage	N/A	63.8306%	36.1694%
Principal Allocation Percentage	N/A	63.8306%	36.1694%
Collections of Finance Charge Receivables	6,733,242.77	4,297,871.03	2,435,371.74
Collections of Principal Receivables	140,726,555.29	89,826,641.58	50,899,913.71
Defaulted Amount	759,205.43	484,605.58	274,599.85
Ending Invested Amount / Transferor Amount	347,179,257.88	219,431,000.00	127,748,257.88

B. Monthly Period Funding Requirements			Total
LIBOR Determination Date			April 13, 2015
Coupon April 15, 2015 - May 14, 2015			20.18150%
Monthly Interest Due			3,690,372.27
Outstanding Monthly Interest Due			0.00
Additional Interest Due			0.00
Total Interest Due			3,690,372.27
Investor Default Amount			484,605.58
Investor Monthly Fees Due			365,718.33
Investor Additional Amounts Due			0.00
Total Due			4,540,696.18
Investor Finance Charge Collections			4,297,871.03

C. Certificates - Balances and Distributions			Total
Beginning Certificates Balance			219,431,000.00
Distributions of Interest			3,690,372.27
Distributions of Principal			26,250,000.00
Total Distributions			29,940,372.27
Ending Certificates Balance			193,181,000.00

D) Information regarding distributions on the Distribution Date in respect of the Series 2009-D-II Certificates per $1,000 certificate principal amount
(1) The total amount of the distribution	$136.45
(2) The amount of the distribution in respect of Monthly Interest	$16.82
(3) The amount of the distribution in respect of Outstanding Monthly Interest	$0.00
(4) The amount of the distribution in respect of Additional Interest	$0.00
(5) The amount of the distribution in respect of principal of the Series 2009-D-II Certificates	$119.63
E. Amount of reductions in the Scheduled Partial Amortization Amounts pursuant to clauses (c) and (d) of the definition of Scheduled Partial Amortization Amount on such Distribution Date
(1) The amount of the aggregate reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00
(2) The aggregate amount reimbursed in respect of such reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00
(3) The amount, if any, by which the outstanding principal balance of the Series 2009-D-II Certificates exceeds the Invested Amount after giving effect to all transactions on such Distribution Date	$0.00

F. Scheduled Partial Amortization Amounts/ Series 2009-D-II Invested Amount

Series	Beginning Scheduled Partial Amortization Amount	Distributions of Principal	Pro rata share of Investor Charge-Offs	Reallocated Principal Collections Applied	Reimbursements	Ending Scheduled Partial Amortization Amount
2005-2	26,250,000.00	26,250,000.00	0.00	0.00	0.00	0.00
2008-2	90,908,000.00	0.00	0.00	0.00	0.00	90,908,000.00
2008-6	102,273,000.00	0.00	0.00	0.00	0.00	102,273,000.00
Series 2009-D-II
Invested Amount	219,431,000.00	26,250,000.00	0.00	0.00	0.00	193,181,000.00

(aggregate of Scheduled Partial Amortization Amounts)

G. Application of Investor Finance Charge Collections
1. Available Funds	$4,297,871.03
a. Monthly Servicing Fee	$0.00
b. Aggregate application of Referenced Series Shortfall Coverage Amounts	$0.00
c. Investor Default Amount (treated as Available Principal Collections):	$484,605.58
d. Monthly Interest	$3,690,372.27
e. Outstanding Monthly Interest	$0.00
f. Additional Interest	$0.00
2. Excess Spread	$122,893.18

H. Reallocated Principal Collections
1. Principal Allocation Percentage	63.8306%
2. Series 2009-D-II Allocable Principal Collections	$140,726,555.29
3. Principal Allocation Percentage of Series 2009-D-II Allocable Principal Collections	$89,826,641.58
4. Aggregate amount of Reallocated Principal Collections required to fund the Referenced Series Adjusted Shortfalls	$0.00
5. Item 3 minus item 4	$89,826,641.58
6. Shared Principal Collections from other Series allocated to Series 2009-D-II	$0.00
7. Other amounts treated as Available Principal Collections	$484,605.58
8. Available Principal Collections (total of items 5, 6 and 7)	$90,311,247.16
I. Application of Available Principal Collections during Revolving Period
1. Treated as Shared Principal Collections	$0.00
J. Application of Principal Collections During Scheduled Partial Amortization Period or Early Amortization Period.
1. Retained during an Early Amortization Period	$0.00
2. Aggregate application to fund Scheduled Partial Amortization Amounts during a Scheduled Partial Amortization Period	$26,250,000.00
3. Treated as Shared Principal Collections:	$64,061,247.16
K. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-D-II
1. Excess Spread	$122,893.18
2. Excess Finance Charge Collections	$242,825.15
3. Applied to fund Required Amount	$0.00
4. Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to unpaid Monthly Servicing Fee	$365,718.33
6. Aggregate reimbursement of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00
7. Applied to fund Series 2009-D-I Shortfall	$0.00
8. Remaining Excess Spread distributed to Holders of Transferor Certificate	$0.00

L. Amounts and Applications Relating to the Referenced Series

Series	Referenced Series Adjusted Shortfall	Referenced Series Shortfall Coverage Amount	Allocable portion of Reallocated Principal Collections	Applied to fund Scheduled Partial Amortization Amount	Reimbursements of reductions of Scheduled Partial Amortization Amount
2005-2	0.00	0.00	0.00	26,250,000.00	0.00
2008-2	0.00	0.00	0.00	0.00	0.00
2008-6	0.00	0.00	0.00	0.00	0.00
Aggregate for all Referenced Series
	0.00	0.00	0.00	26,250,000.00	0.00

M. Application of Funds from Series 2009-D-I:
1. Applied under Section 4.05
a. Shortfalls in Monthly Servicing Fee	$0.00
b. Shortfalls in Investor Default Amount (treated as Available Principal Collections)	$0.00
c. Shortfalls in Monthly Interest, Outstanding Monthly Interest and Additional Interest	$0.00
2. Applied under Section 4.07
a. Shortfalls in Investor Charge-Offs treated as Available Principal Collections	$0.00
b. Shortfalls in unpaid Monthly Servicing Fee	$0.00
c. Shortfalls in reimbursements of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00